Goldman Sachs Nasdaq-100 Core Premium Income ETF
Schedule of Investments
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 100.4%
Communication Services – 15 .4%
223,500 Alphabet, Inc., Class A $ 54,332,850
208,638 Alphabet, Inc., Class C 50,813,785
12,627 Charter Communications, Inc.,
Class A* 3,473,751
344,408 Comcast Corp., Class A 10,821,299
23,839 Electronic Arts, Inc. 4,808,326
83,394 Meta Platforms, Inc., Class A 61,242,886
40,176 Netflix, Inc.* 48,167,810
17,537 Take-Two Interactive Software,
Inc.* 4,530,859
106,539 T-Mobile US, Inc. 25,503,306
40,469 Trade Desk, Inc. (The), Class A* 1,983,386
234,646 Warner Bros Discovery, Inc.* 4,582,636
270,260,894
Consumer Discretionary – 13 .4%
40,684 Airbnb, Inc., Class A* 4,939,851
410,504 Amazon.com, Inc.* 90,134,363
3,084 Booking Holdings, Inc. 16,651,349
38,151 DoorDash, Inc., Class A* 10,376,690
10,549 Lululemon Athletica, Inc.* 1,876,984
25,963 Marriott International, Inc.,
Class A 6,761,804
4,728 MercadoLibre, Inc. (Brazil)* 11,049,052
80,908 O'Reilly Automotive, Inc.* 8,722,691
63,704 PDD Holdings, Inc. ADR
(China)* 8,419,758
31,126 Ross Stores, Inc. 4,743,291
107,801 Starbucks Corp. 9,119,965
140,132 Tesla, Inc.* 62,319,503
235,115,301
Consumer Staples – 4 .6%
43,701 Coca-Cola Europacific Partners
PLC (United Kingdom) 3,951,007
41,641 Costco Wholesale Corp. 38,544,159
117,795 Keurig Dr Pepper, Inc. 3,004,950
108,939 Kraft Heinz Co. (The) 2,836,772
122,079 Mondelez International, Inc.,
Class A 7,626,275
93,199 Monster Beverage Corp.* 6,273,225
129,458 PepsiCo, Inc. 18,181,082
80,417,470
Energy – 0 .5%
94,035 Baker Hughes Co. 4,581,385
27,011 Diamondback Energy, Inc. 3,865,274
8,446,659
Financials – 0 .3%
91,094 PayPal Holdings, Inc.* 6,108,764
Health Care – 4 .2%
50,800 Amgen, Inc. 14,335,760
56,110 AstraZeneca PLC ADR (United
Kingdom) 4,304,759
13,944 Biogen, Inc.* 1,953,276
35,605 Dexcom, Inc.* 2,395,860
43,556 GE HealthCare Technologies,
Inc. 3,271,056
118,290 Gilead Sciences, Inc. 13,130,190
7,565 IDEXX Laboratories, Inc.* 4,833,203
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
33,341 Intuitive Surgical, Inc.* 14,911,095
9,860 Regeneron Pharmaceuticals, Inc. 5,543,982
23,901 Vertex Pharmaceuticals, Inc.* 9,360,588
74,039,769
Industrials – 4 .2%
38,511 Automatic Data Processing, Inc. 11,302,979
7,337 Axon Enterprise, Inc.* 5,265,325
38,152 Cintas Corp. 7,831,080
86,862 Copart, Inc.* 3,906,184
177,832 CSX Corp. 6,314,814
109,319 Fastenal Co. 5,361,004
60,091 Honeywell International, Inc. 12,649,155
19,346 Old Dominion Freight Line, Inc. 2,723,530
50,107 PACCAR, Inc. 4,926,520
32,719 Paychex, Inc. 4,147,460
41,153 Thomson Reuters Corp. (Canada) 6,392,295
12,600 Verisk Analytics, Inc. 3,169,026
73,989,372
Information Technology – 55 .0%
39,579 Adobe, Inc.* 13,961,492
153,695 Advanced Micro Devices, Inc.* 24,866,314
46,851 Analog Devices, Inc. 11,511,291
570,717 Apple, Inc. 145,321,670
75,692 Applied Materials, Inc. 15,497,180
29,073 AppLovin Corp., Class A* 20,890,113
12,670 ARM Holdings PLC ADR* 1,792,678
7,982 ASML Holding NV
(Netherlands) 7,727,294
15,336 Atlassian Corp., Class A* 2,449,159
20,393 Autodesk, Inc.* 6,478,244
298,828 Broadcom, Inc. 98,586,346
26,054 Cadence Design Systems, Inc.* 9,151,728
12,569 CDW Corp. 2,001,990
375,113 Cisco Systems, Inc. 25,665,232
44,842 Cognizant Technology Solutions
Corp., Class A 3,007,553
23,901 Crowdstrike Holdings, Inc.,
Class A* 11,720,572
30,790 Datadog, Inc., Class A* 4,384,496
71,359 Fortinet, Inc.* 5,999,865
53,126 GLOBALFOUNDRIES, Inc.* 1,904,036
414,501 Intel Corp.* 13,906,509
26,318 Intuit, Inc. 17,972,825
12,505 KLA Corp. 13,487,893
119,601 Lam Research Corp. 16,014,574
81,889 Marvell Technology, Inc. 6,884,408
50,606 Microchip Technology, Inc. 3,249,917
105,855 Micron Technology, Inc. 17,711,659
286,051 Microsoft Corp. 148,160,116
934,141 NVIDIA Corp. 174,292,028
24,008 NXP Semiconductors NV
(Netherlands) 5,467,342
38,216 ON Semiconductor Corp.* 1,884,431
214,890 Palantir Technologies, Inc., Class
A* 39,200,234
63,802 Palo Alto Networks, Inc.* 12,991,363
102,686 QUALCOMM, Inc. 17,082,843
9,793 Roper Technologies, Inc. 4,883,671
115,667 Shopify, Inc., Class A (Canada)* 17,189,273

Goldman Sachs Nasdaq-100 Core Premium Income ETF
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
24,763 Strategy, Inc., Class A* 7,978,886
17,395 Synopsys, Inc.* 8,582,519
85,748 Texas Instruments, Inc. 15,754,480
20,640 Workday, Inc., Class A* 4,968,667
14,748 Zscaler, Inc.* 4,419,386
965,000,277
Materials – 1 .2%
44,648 Linde PLC 21,207,800
Real Estate – 0 .2%
40,107 CoStar Group, Inc.* 3,383,828
Utilities – 1 .4%
50,338 American Electric Power Co.,
Inc. 5,663,025
29,665 Constellation Energy Corp. 9,761,861
94,604 Exelon Corp. 4,258,126
56,135 Xcel Energy, Inc. 4,527,288
24,210,300
TOTAL COMMON STOCKS
(Cost $1,504,266,175)
1,762,180,434
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,817,624 4.017% 1,817,624
(Cost $1,817,624)
TOTAL INVESTMENTS – 100.5%
(Cost $1,506,083,799)
$ 1,763,998,058
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.5)%
(8,141,930)
NET ASSETS – 100.0%
$ 1,755,856,128
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
WRITTEN OPTIONS CONTRACTS
— At September 30, 2025, the Fund had the following written option contracts:
OVER-THE-COUNTER OPTIONS ON EQUITIES
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
Invesco QQQ
Trust Series
1
Morgan
Stanley and
Co. $ 599.10 11/03/2025 (301) $ (18,033) $ (408,683) $ (408,683) $ –
Invesco QQQ
Trust Series
1
Morgan
Stanley and
Co. 596.00 11/03/2025 (871) (51,912) (1,423,867) (1,251,409) (172,458)
Invesco QQQ
Trust Series
1
Morgan
Stanley and
Co. 600.00 10/24/2025 (2,690) (161,400) (3,085,171) (3,302,648) 217,477
Invesco QQQ
Trust Series
1
Morgan
Stanley and
Co. 589.00 10/20/2025 (2,499) (147,191) (4,277,736) (2,810,750) (1,466,986)
Invesco QQQ
Trust Series
1
Morgan
Stanley and
Co. 576.00 10/13/2025 (2,130) (122,688) (5,610,076) (2,517,128) (3,092,948)
Invesco QQQ
Trust Series
1
Morgan
Stanley and
Co. 572.00 10/06/2025 (2,891) (165,365) (8,331,284) (3,404,875) (4,926,409)
Total written option contracts (11,382) $ (666,589) $ (23,136,817)
$
(13,695,493) $ (9,441,324)

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 100.1%
Communication Services – 10.1%
180,925 Alphabet, Inc., Class A $ 43,982,867
136,347 Alphabet, Inc., Class C 33,207,312
222,788 AT&T, Inc. 6,291,533
3,036 Charter Communications, Inc.,
Class A* 835,219
113,228 Comcast Corp., Class A 3,557,624
6,838 Electronic Arts, Inc. 1,379,225
7,024 Fox Corp., Class A 442,933
4,438 Fox Corp., Class B 254,253
11,018 Interpublic Group of Cos., Inc.
(The) 307,512
5,328 Live Nation Entertainment, Inc.* 870,595
7,603 Match Group, Inc. 268,538
67,819 Meta Platforms, Inc., Class A 49,804,917
13,281 Netflix, Inc.* 15,922,857
12,046 News Corp., Class A 369,933
4,048 News Corp., Class B 139,858
6,151 Omnicom Group, Inc. 501,491
10,504 Paramount Skydance Corp.,
Class B 198,736
5,529 Take-Two Interactive Software,
Inc.* 1,428,472
2,132 TKO Group Holdings, Inc. 430,579
15,039 T-Mobile US, Inc. 3,600,036
8,427 Trade Desk, Inc. (The), Class A* 413,007
130,468 Verizon Communications, Inc. 5,734,069
56,411 Walt Disney Co. (The) 6,459,059
78,303 Warner Bros Discovery, Inc.* 1,529,258
177,929,883
Consumer Discretionary – 10.6%
12,697 Airbnb, Inc., Class A* 1,541,670
302,707 Amazon.com, Inc.* 66,465,376
8,179 Aptiv PLC (Jersey)* 705,193
490 AutoZone, Inc.* 2,102,218
5,868 Best Buy Co., Inc. 443,738
947 Booking Holdings, Inc. 5,113,109
2,011 CarMax, Inc.* 90,234
35,550 Carnival Corp.* 1,027,751
35,384 Chipotle Mexican Grill, Inc.* 1,386,699
9,081 D.R. Horton, Inc. 1,538,957
3,514 Darden Restaurants, Inc. 668,925
4,287 Deckers Outdoor Corp.* 434,573
950 Domino's Pizza, Inc. 410,124
11,675 DoorDash, Inc., Class A* 3,175,483
14,517 eBay, Inc. 1,320,321
3,676 Expedia Group, Inc. 785,745
122,824 Ford Motor Co. 1,468,975
5,251 Garmin Ltd. 1,292,901
29,713 General Motors Co. 1,811,602
4,219 Genuine Parts Co. 584,753
4,291 Hasbro, Inc. 325,472
7,614 Hilton Worldwide Holdings, Inc. 1,975,376
31,199 Home Depot, Inc. (The) 12,641,523
9,716 Las Vegas Sands Corp. 522,624
7,472 Lennar Corp., Class A 941,771
7,491 LKQ Corp. 228,775
17,655 Lowe’s Cos., Inc. 4,436,878
2,743 Lululemon Athletica, Inc.* 488,062
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
6,998 Marriott International, Inc.,
Class A $ 1,822,559
22,432 McDonald's Corp. 6,816,860
7,945 MGM Resorts International* 275,374
1,714 Mohawk Industries, Inc.* 220,969
35,004 NIKE, Inc., Class B 2,440,829
15,524 Norwegian Cruise Line Holdings
Ltd.* 382,356
68 NVR, Inc.* 546,357
26,214 O'Reilly Automotive, Inc.* 2,826,131
907 Pool Corp. 281,233
6,484 PulteGroup, Inc. 856,731
1,237 Ralph Lauren Corp. 387,874
9,816 Ross Stores, Inc. 1,495,860
8,068 Royal Caribbean Cruises Ltd. 2,610,643
35,741 Starbucks Corp. 3,023,689
6,909 Tapestry, Inc. 782,237
87,371 Tesla, Inc.* 38,855,631
34,393 TJX Cos., Inc. (The) 4,971,164
16,109 Tractor Supply Co. 916,119
1,322 Ulta Beauty, Inc.* 722,804
3,755 Williams-Sonoma, Inc. 733,915
2,813 Wynn Resorts Ltd. 360,824
8,943 Yum! Brands, Inc. 1,359,336
186,618,323
Consumer Staples – 4.9%
52,598 Altria Group, Inc. 3,474,624
15,071 Archer-Daniels-Midland Co. 900,342
4,847 Brown-Forman Corp., Class B 131,257
4,427 Bunge Global SA 359,694
5,265 Campbell's Company (The)
(a)
166,269
4,497 Church & Dwight Co., Inc. 394,072
3,722 Clorox Co. (The) 458,923
121,828 Coca-Cola Co. (The) 8,079,633
25,711 Colgate-Palmolive Co. 2,055,337
14,171 Conagra Brands, Inc. 259,471
3,623 Constellation Brands, Inc., Class
A 487,909
13,483 Costco Wholesale Corp. 12,480,269
6,745 Dollar General Corp. 697,096
5,154 Dollar Tree, Inc.* 486,383
7,799 Estee Lauder Cos., Inc. (The),
Class A 687,248
15,345 General Mills, Inc. 773,695
4,427 Hershey Co. (The) 828,070
6,968 Hormel Foods Corp. 172,388
3,285 J M Smucker Co. (The) 356,751
7,766 Kellanova 636,967
38,038 Kenvue, Inc. 617,357
28,379 Keurig Dr Pepper, Inc. 723,948
9,514 Kimberly-Clark Corp. 1,182,971
27,432 Kraft Heinz Co. (The) 714,329
18,407 Kroger Co. (The) 1,240,816
4,193 Lamb Weston Holdings, Inc. 243,529
7,179 McCormick & Co., Inc. 480,347
4,383 Molson Coors Beverage Co.,
Class B 198,331
40,181 Mondelez International, Inc.,
Class A 2,510,107

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Staples – (continued)
21,519 Monster Beverage Corp.* $ 1,448,444
42,573 PepsiCo, Inc. 5,978,952
48,823 Philip Morris International, Inc. 7,919,091
72,882 Procter & Gamble Co. (The) 11,198,319
14,674 Sysco Corp. 1,208,257
14,009 Target Corp. 1,256,607
8,323 Tyson Foods, Inc., Class A 451,939
137,165 Walmart, Inc. 14,136,225
85,395,967
Energy – 2.9%
11,332 APA Corp. 275,141
30,685 Baker Hughes Co. 1,494,973
60,314 Chevron Corp. 9,366,161
37,098 ConocoPhillips 3,509,100
21,476 Coterra Energy, Inc. 507,907
19,527 Devon Energy Corp. 684,617
5,316 Diamondback Energy, Inc. 760,720
15,363 EOG Resources, Inc. 1,722,499
19,924 EQT Corp. 1,084,463
7,687 Expand Energy Corp. 816,667
133,129 Exxon Mobil Corp. 15,010,295
26,890 Halliburton Co. 661,494
61,315 Kinder Morgan, Inc. 1,735,828
9,586 Marathon Petroleum Corp. 1,847,606
22,132 Occidental Petroleum Corp. 1,045,737
18,313 ONEOK, Inc. 1,336,300
12,766 Phillips 66 1,736,431
46,434 Schlumberger NV 1,595,936
7,026 Targa Resources Corp. 1,177,136
620 Texas Pacific Land Corp. 578,857
9,710 Valero Energy Corp. 1,653,225
38,252 Williams Cos., Inc. (The) 2,423,264
51,024,357
Financials – 13.6%
15,045 Aflac, Inc. 1,680,526
8,313 Allstate Corp. (The) 1,784,385
17,080 American Express Co. 5,673,293
18,488 American International Group,
Inc. 1,452,047
3,512 Ameriprise Financial, Inc. 1,725,270
6,784 Aon PLC, Class A 2,419,039
14,595 Apollo Global Management, Inc. 1,945,076
11,233 Arch Capital Group Ltd. 1,019,170
7,897 Arthur J Gallagher & Co. 2,446,017
1,557 Assurant, Inc. 337,246
215,726 Bank of America Corp. 11,129,304
26,509 Bank of New York Mellon Corp.
(The) 2,888,421
57,660 Berkshire Hathaway, Inc., Class
B* 28,987,988
4,957 Blackrock, Inc. 5,779,218
24,271 Blackstone, Inc. 4,146,700
17,470 Block, Inc.* 1,262,557
8,372 Brown & Brown, Inc. 785,210
20,448 Capital One Financial Corp. 4,346,836
3,471 Cboe Global Markets, Inc. 851,263
56,836 Charles Schwab Corp. (The) 5,426,133
11,732 Chubb Ltd. 3,311,357
4,652 Cincinnati Financial Corp. 735,481
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
59,589 Citigroup, Inc. $ 6,048,283
13,646 Citizens Financial Group, Inc. 725,421
11,811 CME Group, Inc. 3,191,214
7,334 Coinbase Global, Inc., Class A* 2,475,152
2,156 Corpay, Inc.* 621,057
515 Erie Indemnity Co., Class A 163,852
1,252 Everest Group Ltd. 438,488
499 FactSet Research Systems, Inc. 142,958
14,533 Fidelity National Information
Services, Inc. 958,306
16,620 Fifth Third Bancorp 740,421
14,364 Fiserv, Inc.* 1,851,950
20,310 Franklin Resources, Inc. 469,770
7,929 Global Payments, Inc. 658,741
2,712 Globe Life, Inc. 387,735
8,649 Hartford Insurance Group, Inc.
(The) 1,153,690
43,330 Huntington Bancshares, Inc. 748,309
15,506 Interactive Brokers Group, Inc.,
Class A 1,066,968
19,401 Intercontinental Exchange, Inc. 3,268,680
23,211 Invesco Ltd. 532,460
1,435 Jack Henry & Associates, Inc. 213,715
86,288 JPMorgan Chase & Co. 27,217,824
29,574 KeyCorp 552,738
22,899 KKR & Co., Inc. 2,975,725
5,974 Loews Corp. 599,730
3,888 M&T Bank Corp. 768,347
14,786 Marsh & McLennan Cos., Inc. 2,979,823
25,865 Mastercard, Inc., Class A 14,712,271
18,218 MetLife, Inc. 1,500,617
5,608 Moody's Corp. 2,672,100
41,944 Morgan Stanley 6,667,418
2,821 MSCI, Inc. 1,600,664
18,438 Nasdaq, Inc. 1,630,841
7,995 Northern Trust Corp. 1,076,127
30,346 PayPal Holdings, Inc.* 2,035,003
11,677 PNC Financial Services Group,
Inc. (The) 2,346,260
6,650 Principal Financial Group, Inc. 551,351
17,538 Progressive Corp. (The) 4,331,009
11,336 Prudential Financial, Inc. 1,175,997
7,097 Raymond James Financial, Inc. 1,224,942
24,943 Regions Financial Corp. 657,747
24,493 Robinhood Markets, Inc., Class
A* 3,506,908
10,238 S&P Global, Inc. 4,982,937
12,330 State Street Corp. 1,430,403
12,433 Synchrony Financial 883,365
7,871 T. Rowe Price Group, Inc. 807,879
7,063 Travelers Cos., Inc. (The) 1,972,131
40,519 Truist Financial Corp. 1,852,529
48,160 US Bancorp 2,327,573
53,368 Visa, Inc., Class A 18,218,768
7,935 W R Berkley Corp. 607,980
101,223 Wells Fargo & Co. 8,484,512
2,979 Willis Towers Watson PLC 1,029,096
239,370,322

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – 8.8%
54,346 Abbott Laboratories $ 7,279,103
55,208 AbbVie, Inc. 12,782,860
8,408 Agilent Technologies, Inc. 1,079,167
2,099 Align Technology, Inc.* 262,837
16,902 Amgen, Inc. 4,769,744
14,848 Baxter International, Inc. 338,089
8,521 Becton Dickinson & Co. 1,594,876
4,489 Biogen, Inc.* 628,819
4,315 Bio-Techne Corp. 240,043
46,805 Boston Scientific Corp.* 4,569,572
63,053 Bristol-Myers Squibb Co. 2,843,690
7,038 Cardinal Health, Inc. 1,104,684
5,987 Cencora, Inc. 1,871,117
14,659 Centene Corp.* 523,033
1,308 Charles River Laboratories
International, Inc.* 204,650
8,171 Cigna Group (The) 2,355,291
6,115 Cooper Cos., Inc. (The)* 419,244
39,874 CVS Health Corp. 3,006,101
18,499 Danaher Corp. 3,667,612
1,187 DaVita, Inc.* 157,717
9,651 Dexcom, Inc.* 649,416
18,152 Edwards Lifesciences Corp.* 1,411,681
6,964 Elevance Health, Inc. 2,250,208
24,536 Eli Lilly & Co. 18,720,968
14,801 GE HealthCare Technologies,
Inc. 1,111,555
38,790 Gilead Sciences, Inc. 4,305,690
5,089 HCA Healthcare, Inc. 2,168,932
2,940 Henry Schein, Inc.* 195,128
6,477 Hologic, Inc.* 437,133
3,748 Humana, Inc. 975,117
2,553 IDEXX Laboratories, Inc.* 1,631,086
4,909 Incyte Corp.* 416,332
2,293 Insulet Corp.* 707,918
10,290 Intuitive Surgical, Inc.* 4,601,997
5,272 IQVIA Holdings, Inc.* 1,001,364
74,964 Johnson & Johnson 13,899,825
2,675 Labcorp Holdings, Inc. 767,885
3,747 McKesson Corp. 2,894,707
40,430 Medtronic PLC 3,850,553
73,905 Merck & Co., Inc. 6,202,847
603 Mettler-Toledo International,
Inc.* 740,249
10,752 Moderna, Inc.* 277,724
1,498 Molina Healthcare, Inc.* 286,657
178,816 Pfizer, Inc. 4,556,232
3,523 Quest Diagnostics, Inc. 671,413
3,144 Regeneron Pharmaceuticals, Inc. 1,767,777
4,606 ResMed, Inc. 1,260,800
3,495 Revvity, Inc. 306,337
4,740 Solventum Corp.* 346,020
2,911 STERIS PLC 720,298
10,815 Stryker Corp. 3,997,981
11,920 Thermo Fisher Scientific, Inc. 5,781,438
27,009 UnitedHealth Group, Inc. 9,326,208
1,683 Universal Health Services, Inc.,
Class B 344,073
7,658 Vertex Pharmaceuticals, Inc.* 2,999,179
35,840 Viatris, Inc. 354,816
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
1,873 Waters Corp.* $ 561,544
2,217 West Pharmaceutical Services,
Inc. 581,586
6,274 Zimmer Biomet Holdings, Inc. 617,989
12,845 Zoetis, Inc. 1,879,480
155,276,392
Industrials – 8.2%
16,583 3M Co. 2,573,350
2,388 A O Smith Corp. 175,303
2,562 Allegion PLC 454,371
6,549 AMETEK, Inc. 1,231,212
12,489 Automatic Data Processing, Inc. 3,665,521
2,375 Axon Enterprise, Inc.* 1,704,395
23,444 Boeing Co. (The)* 5,059,919
3,595 Broadridge Financial Solutions,
Inc. 856,221
3,331 Builders FirstSource, Inc.* 403,884
3,554 C.H. Robinson Worldwide, Inc. 470,550
22,771 Carrier Global Corp. 1,359,429
14,916 Caterpillar, Inc. 7,117,169
10,501 Cintas Corp. 2,155,435
23,252 Copart, Inc.* 1,045,642
58,279 CSX Corp. 2,069,487
4,283 Cummins, Inc. 1,809,011
4,947 Dayforce, Inc.* 340,799
7,914 Deere & Co. 3,618,756
20,470 Delta Air Lines, Inc. 1,161,672
3,917 Dover Corp. 653,473
12,298 Eaton Corp. PLC 4,602,526
1,297 EMCOR Group, Inc. 842,453
17,829 Emerson Electric Co. 2,338,808
3,874 Equifax, Inc. 993,797
3,856 Expeditors International of
Washington, Inc. 472,707
33,855 Fastenal Co. 1,660,249
6,990 FedEx Corp. 1,648,312
10,434 Fortive Corp. 511,162
8,099 GE Vernova, Inc. 4,980,075
1,693 Generac Holdings, Inc.* 283,408
7,632 General Dynamics Corp. 2,602,512
33,295 General Electric Co. 10,015,802
19,636 Honeywell International, Inc. 4,133,378
12,869 Howmet Aerospace, Inc. 2,525,284
1,483 Hubbell, Inc. 638,150
1,119 Huntington Ingalls Industries,
Inc. 322,171
1,968 IDEX Corp. 320,312
8,073 Illinois Tool Works, Inc. 2,105,115
11,001 Ingersoll Rand, Inc. 908,903
2,117 J.B. Hunt Transport Services, Inc. 284,038
3,654 Jacobs Solutions, Inc. 547,588
20,708 Johnson Controls International
PLC 2,276,845
5,687 L3Harris Technologies, Inc. 1,736,867
3,936 Leidos Holdings, Inc. 743,747
883 Lennox International, Inc. 467,425
6,334 Lockheed Martin Corp. 3,161,996
6,602 Masco Corp. 464,715
1,502 Nordson Corp. 340,879

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
7,103 Norfolk Southern Corp. $ 2,133,812
4,054 Northrop Grumman Corp. 2,470,183
5,197 Old Dominion Freight Line, Inc. 731,634
11,998 Otis Worldwide Corp. 1,096,977
16,111 PACCAR, Inc. 1,584,034
4,026 Parker-Hannifin Corp. 3,052,312
8,416 Paychex, Inc. 1,066,812
1,416 Paycom Software, Inc. 294,726
4,989 Pentair PLC 552,582
4,663 Quanta Services, Inc. 1,932,440
6,295 Republic Services, Inc. 1,444,577
3,505 Rockwell Automation, Inc. 1,225,103
6,298 Rollins, Inc. 369,944
41,917 RTX Corp. 7,013,972
1,429 Snap-on, Inc. 495,191
15,619 Southwest Airlines Co. 498,402
4,799 Stanley Black & Decker, Inc. 356,710
5,338 Textron, Inc. 451,008
6,945 Trane Technologies PLC 2,930,512
1,627 TransDigm Group, Inc. 2,144,419
65,188 Uber Technologies, Inc.* 6,386,468
18,770 Union Pacific Corp. 4,436,665
10,605 United Airlines Holdings, Inc.* 1,023,382
23,154 United Parcel Service, Inc.,
Class B 1,934,054
1,958 United Rentals, Inc. 1,869,224
7,117 Veralto Corp. 758,743
4,107 Verisk Analytics, Inc. 1,032,952
1,212 W.W. Grainger, Inc. 1,154,988
11,793 Waste Management, Inc. 2,604,248
5,150 Westinghouse Air Brake
Technologies Corp. 1,032,420
7,052 Xylem, Inc. 1,040,170
144,973,487
Information Technology – 34.9%
17,895 Accenture PLC, Class A (Ireland) 4,412,907
12,651 Adobe, Inc.* 4,462,640
50,696 Advanced Micro Devices, Inc.* 8,202,106
4,228 Akamai Technologies, Inc.* 320,313
38,677 Amphenol Corp., Class A 4,786,279
15,509 Analog Devices, Inc. 3,810,561
460,746 Apple, Inc. 117,319,754
24,982 Applied Materials, Inc. 5,114,815
8,412 AppLovin Corp., Class A* 6,044,358
32,382 Arista Networks, Inc.* 4,718,381
6,549 Autodesk, Inc.* 2,080,421
145,274 Broadcom, Inc. 47,927,345
8,599 Cadence Design Systems, Inc.* 3,020,485
3,892 CDW Corp. 619,918
125,006 Cisco Systems, Inc. 8,552,911
12,879 Cognizant Technology Solutions
Corp., Class A 863,795
24,697 Corning, Inc. 2,025,895
7,914 Crowdstrike Holdings, Inc.,
Class A* 3,880,867
10,047 Datadog, Inc., Class A* 1,430,693
9,622 Dell Technologies, Inc., Class C 1,364,111
1,746 EPAM Systems, Inc.* 263,279
1,730 F5, Inc.* 559,119
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
711 Fair Isaac Corp.* $ 1,064,033
3,307 First Solar, Inc.* 729,293
17,746 Fortinet, Inc.* 1,492,084
2,205 Gartner, Inc.* 579,628
18,358 Gen Digital, Inc. 521,184
4,044 GoDaddy, Inc., Class A* 553,340
42,800 Hewlett Packard Enterprise Co. 1,051,168
28,201 HP, Inc. 767,913
136,738 Intel Corp.* 4,587,560
29,124 International Business Machines
Corp. 8,217,628
8,753 Intuit, Inc. 5,977,511
3,493 Jabil, Inc. 758,575
5,298 Keysight Technologies, Inc.* 926,726
4,056 KLA Corp. 4,374,802
39,700 Lam Research Corp. 5,315,830
16,824 Microchip Technology, Inc. 1,080,437
35,108 Micron Technology, Inc. 5,874,271
231,370 Microsoft Corp. 119,838,091
1,586 Monolithic Power Systems, Inc. 1,460,135
5,312 Motorola Solutions, Inc. 2,429,124
6,001 NetApp, Inc. 710,878
755,207 NVIDIA Corp. 140,906,522
7,989 NXP Semiconductors NV
(Netherlands) 1,819,335
12,665 ON Semiconductor Corp.* 624,511
51,679 Oracle Corp. 14,534,202
69,978 Palantir Technologies, Inc., Class
A* 12,765,387
20,956 Palo Alto Networks, Inc.* 4,267,061
3,580 PTC, Inc.* 726,812
33,710 QUALCOMM, Inc. 5,607,996
3,217 Roper Technologies, Inc. 1,604,286
28,251 Salesforce, Inc. 6,695,487
6,675 Seagate Technology Holdings
PLC 1,575,700
6,490 ServiceNow, Inc.* 5,972,617
4,241 Skyworks Solutions, Inc. 326,472
15,751 Super Micro Computer, Inc.* 755,103
5,461 Synopsys, Inc.* 2,694,403
9,460 TE Connectivity PLC
(Switzerland) 2,076,754
1,339 Teledyne Technologies, Inc.* 784,708
4,862 Teradyne, Inc. 669,206
27,430 Texas Instruments, Inc. 5,039,714
7,702 Trimble, Inc.* 628,868
1,309 Tyler Technologies, Inc.* 684,816
2,743 VeriSign, Inc. 766,860
11,153 Western Digital Corp. 1,339,029
6,601 Workday, Inc., Class A* 1,589,059
1,458 Zebra Technologies Corp., Class
A* 433,259
614,979,331
Materials – 1.8%
6,993 Air Products and Chemicals, Inc. 1,907,131
3,690 Albemarle Corp. 299,185
71,133 Amcor PLC 581,868
2,018 Avery Dennison Corp. 327,259
8,122 Ball Corp. 409,511

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Materials – (continued)
4,817 CF Industries Holdings, Inc. $ 432,085
21,354 Corteva, Inc. 1,444,171
22,097 Dow, Inc. 506,684
13,427 DuPont de Nemours, Inc. 1,045,963
3,635 Eastman Chemical Co. 229,187
7,909 Ecolab, Inc. 2,165,959
41,915 Freeport-McMoRan, Inc. 1,643,906
6,651 International Flavors &
Fragrances, Inc. 409,303
16,773 International Paper Co. 778,267
14,728 Linde PLC 6,995,800
8,030 LyondellBasell Industries NV,
Class A 393,791
1,961 Martin Marietta Materials, Inc. 1,235,979
10,343 Mosaic Co. (The) 358,695
34,562 Newmont Corp. 2,913,922
7,307 Nucor Corp. 989,587
2,826 Packaging Corp. of America 615,870
6,950 PPG Industries, Inc. 730,515
7,282 Sherwin-Williams Co. (The) 2,521,465
15,838 Smurfit WestRock PLC 674,224
4,471 Steel Dynamics, Inc. 623,392
4,246 Vulcan Materials Co. 1,306,155
31,539,874
Real Estate – 1.9%
4,966 Alexandria Real Estate Equities,
Inc. REIT 413,866
14,953 American Tower Corp. REIT 2,875,761
3,884 AvalonBay Communities, Inc.
REIT 750,272
4,732 BXP, Inc. REIT 351,777
2,792 Camden Property Trust REIT 298,130
9,818 CBRE Group, Inc., Class A* 1,546,924
13,332 CoStar Group, Inc.* 1,124,821
14,642 Crown Castle, Inc. REIT 1,412,807
10,075 Digital Realty Trust, Inc. REIT 1,741,766
2,982 Equinix, Inc. REIT 2,335,622
9,628 Equity Residential REIT 623,220
1,935 Essex Property Trust, Inc. REIT 517,922
6,416 Extra Space Storage, Inc. REIT 904,271
2,212 Federal Realty Investment Trust
REIT 224,098
19,865 Healthpeak Properties, Inc. REIT 380,415
21,617 Host Hotels & Resorts, Inc.
REIT 367,921
12,547 Invitation Homes, Inc. REIT 368,003
9,277 Iron Mountain, Inc. REIT 945,697
21,465 Kimco Realty Corp. REIT 469,010
3,176 Mid-America Apartment
Communities, Inc. REIT 443,782
29,464 Prologis, Inc. REIT 3,374,217
4,634 Public Storage REIT 1,338,531
27,172 Realty Income Corp. REIT 1,651,786
4,124 Regency Centers Corp. REIT 300,640
3,038 SBA Communications Corp.
REIT 587,397
11,319 Simon Property Group, Inc.
REIT 2,124,237
7,698 UDR, Inc. REIT 286,827
Shares Description Value
Common Stocks – (continued)
Real Estate – (continued)
13,041 Ventas, Inc. REIT $ 912,740
32,093 VICI Properties, Inc. REIT 1,046,553
21,019 Welltower, Inc. REIT 3,744,325
21,020 Weyerhaeuser Co. REIT 521,086
33,984,424
Utilities – 2.4%
23,064 AES Corp. (The) 303,522
7,872 Alliant Energy Corp. 530,652
7,864 Ameren Corp. 820,844
16,992 American Electric Power Co.,
Inc. 1,911,600
4,766 American Water Works Co., Inc. 663,380
4,215 Atmos Energy Corp. 719,711
20,411 CenterPoint Energy, Inc. 791,947
7,972 CMS Energy Corp. 584,029
10,672 Consolidated Edison, Inc. 1,072,749
9,841 Constellation Energy Corp. 3,238,378
27,232 Dominion Energy, Inc. 1,665,781
6,289 DTE Energy Co. 889,453
24,719 Duke Energy Corp. 3,058,976
12,399 Edison International 685,417
14,718 Entergy Corp. 1,371,570
7,991 Evergy, Inc. 607,476
11,451 Eversource Energy 814,624
31,420 Exelon Corp. 1,414,214
15,074 FirstEnergy Corp. 690,691
64,628 NextEra Energy, Inc. 4,878,768
16,603 NiSource, Inc. 718,910
6,384 NRG Energy, Inc. 1,033,889
69,765 PG&E Corp. 1,052,056
3,600 Pinnacle West Capital Corp. 322,776
21,779 PPL Corp. 809,308
15,643 Public Service Enterprise Group,
Inc. 1,305,565
21,854 Sempra 1,966,423
35,224 Southern Co. (The) 3,338,178
10,296 Vistra Corp. 2,017,192
9,774 WEC Energy Group, Inc. 1,120,003
18,670 Xcel Energy, Inc. 1,505,735
41,903,817
TOTAL COMMON STOCKS
(Cost $1,539,414,404)
1,762,996,177
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
2,559,669 4.017% 2,559,669
(Cost $2,559,669)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $1,541,974,073)
1,765,555,846

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
160,871 4.040% $ 160,871
(Cost $160,871)
TOTAL INVESTMENTS – 100.2%
(Cost $1,542,134,944)
$ 1,765,716,717
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.2)%
(3,080,734)
NET ASSETS – 100.0%
$ 1,762,635,983
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
WRITTEN OPTIONS CONTRACTS
— At September 30, 2025, the Fund had the following written option contracts:
OVER-THE-COUNTER OPTIONS ON EQUITIES
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
SPDR S&P 500
ETF Trust
Morgan
Stanley and
Co. $ 664.47 11/03/2025 (243) $ (24,300) $ (284,978) $ (284,978) $ –
SPDR S&P 500
ETF Trust
Morgan
Stanley and
Co. 663.00 11/03/2025 (610) (61,000) (841,033) (712,937) (128,095)
SPDR S&P 500
ETF Trust
Morgan
Stanley and
Co. 665.00 10/27/2025 (2,652) (265,200) (2,764,479) (2,794,545) 30,066
SPDR S&P 500
ETF Trust
Morgan
Stanley and
Co. 660.00 10/20/2025 (2,245) (224,500) (2,733,825) (2,081,228) (652,598)
SPDR S&P 500
ETF Trust
Morgan
Stanley and
Co. 647.00 10/13/2025 (2,074) (207,400) (4,430,146) (2,011,262) (2,418,884)
SPDR S&P 500
ETF Trust
Morgan
Stanley and
Co. 647.00 10/06/2025 (2,045) (204,500) (4,068,485) (1,788,864) (2,279,621)
Total written option contracts (9,869) $ (986,900) $ (15,122,946) $ (9,673,814) $ (5,449,132)

Goldman Sachs Premium Income ETFs
Schedule of Investments
September 30, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs Premium Income ETFs
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.
Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
Money Market Funds — Investments in the Goldman Sachs Financial Square Treasury Obligations Fund (“Underlying Money
Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of
September 30, 2025:
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Premium Income ETFs
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the
Nasdaq-100 Premium Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 8,419,758 $ — $ —
Europe 21,450,402 — —
North America 1,721,261,222 — —
South America 11,049,052 — —
Investment Company 1,817,624 — —
Total
$ 1,763,998,058 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Written Options Contracts $ — $ (23,136,817) $ —
€ 1.00 € 1.00 € 1.00
(a)
S&P 500 Core Premium Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 9,014,189 $ — $ —
North America 1,753,981,988 — —
Investment Company 2,559,669 — —
Securities Lending Reinvestment Vehicle 160,871 — —
Total
$ 1,765,716,717 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Written Options Contracts $ — $ (15,122,946) $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Premium Income ETFs
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square
Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money
Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by
GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the
Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NASDAQ and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Premium Income ETFs
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Non-Diversification Risk — The Nasdaq-100 Core Premium Income ETF is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s
NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.
Tracking Error/Index Risk — Tracking error is the divergence of the Fund’s performance (without regard to the options overwrite strategy) from that of the benchmark. The performance of the Fund’s equity investments may diverge from that of the benchmark for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the benchmark or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the benchmark are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund will be negatively affected by general declines in the securities and asset classes represented in the benchmark. In addition, unless a specific security is removed from the benchmark, the Fund generally would not sell a security because the security’s issuer was in financial trouble.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)